UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.4%
Alabama — 0.4%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$554,080
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	560,375
Lower Alabama Gas Dist. Rev., Ser. A	5.000%		09/01/46	1,000	1,228,800

					2,343,255

Alaska — 0.1%
Valdez Marine Term. Rev., Var. ExxonMobile Proj., Rfdg., FRDD	0.940	%(cc)	12/01/29	900	900,000

Arizona — 4.6%
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,124,760
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		01/01/38	2,500	2,883,875
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Ser. A	5.000%		01/01/41	1,000	1,159,560
Phoenix Civic Impt. Corp. Rev., Jr. Lien, Ser. A (Pre-refunded date 07/01/19)(ee)	5.000%		07/01/39	5,000	5,268,100
Phoenix Civic Impt. Corp. Rev., Ser. A, AMT	5.000%		07/01/47	2,000	2,296,620
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr., Rfdg.	4.000%		09/01/29	2,000	2,112,180
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,147,960
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(ee)	5.000%		01/01/39	5,000	5,184,250
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	2,575	3,106,403
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,320	4,042,565

					30,326,273

California — 15.6%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,537,740
Bay Area Toll Auth. Rev., Toll Bridge, Ser. F-1	5.000%		04/01/56	2,000	2,293,400
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100%		06/01/28	1,250	1,250,313
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-1	5.000%		11/01/27	1,000	1,244,010
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-2	4.000%		11/01/44	3,000	3,148,470
California Hlth. Facs. Fin. Auth. Rev., Lucile Salter Packard Children	4.000%		11/15/47	650	679,315
California Hlth. Facs. Fin. Auth. Rev., Lucile Salter Packard Children	5.000%		11/15/56	1,500	1,721,565
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,074,020
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000%		08/15/54	1,000	1,123,470
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,195,260
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,123,990
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,351,250
California St., GO	5.000%		03/01/45	3,000	3,455,250
California St., GO	5.250%		11/01/40	1,250	1,373,513
California St., GO, Rfdg.	5.000%		08/01/45	500	579,815
California St., GO, Rfdg.	5.000%		08/01/46	1,500	1,752,120
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,118,060
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,700,840
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,385,450

California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,819,560
California St., Var. Purp., GO	5.000%		10/01/44	2,500	2,854,450
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,423,050
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,075,160
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,648,215
California St., Var. Purp., GO	6.000%		04/01/38	3,500	3,703,875
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,165,500
California St. Univ. Rev., Ser. A, Rfdg.	5.000%		11/01/37	1,250	1,384,812
California Statewide Cmnty. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,236,605
California Statewide Cmnty. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,364,800
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000%		08/01/40	1,250	1,401,350
Golden St. Tob. Secur. Corp., Rev., Enhanced Asset-Bkd., Ser. A, Rfdg., AMBAC, CABS	4.600%		06/01/23	2,000	2,033,860
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg.	5.000%		06/01/28	1,125	1,320,818
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg.	5.000%		06/01/29	1,250	1,457,412
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,140	1,363,052
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,065,520
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,272,030
Los Angeles Calif. Dept. of Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,786,750
Los Angeles Calif. Dept. of Arpts. Rev., Sub. Ser. A, AMT	5.000%		05/15/47	1,000	1,158,990
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys. Rev., Ser. B	5.000%		07/01/34	2,500	2,859,700
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,831,760
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.960	%(s)	08/01/25	2,000	1,597,000
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,949,307
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,170,380
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000%		08/01/41	1,500	1,681,620
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr., AMT	5.000%		07/01/43	2,000	2,235,460
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,143,180
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,787,889
San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, AMT	5.000%		05/01/47	2,000	2,313,300
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(ee)	5.750%		05/15/34	750	795,458
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%		01/01/34	800	927,912

					101,936,626

Colorado — 1.2%
Colorado Ed. & Cultural Facs. Auth. Rev., Univ. of Denver, Ser. A	5.000%		03/01/47	1,500	1,718,340
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000%		01/15/45	1,500	1,535,475
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,119,920
Denver Conv. Ctr. Htl. Auth. Rev., Sr., Rfdg.	5.000%		12/01/40	500	560,290
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(ee)	5.000%		06/01/27	1,500	1,576,470
Univ. Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(ee)	5.375%		06/01/32	1,000	1,055,730

					7,566,225

Connecticut — 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%		09/01/28	1,000	1,065,810
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,356,975

					2,422,785

District of Columbia — 4.0%
Dist. of Columbia, Ser. A, GO, Rfdg.	4.000%	06/01/37	1,000	1,073,510
Dist. of Columbia, Ser. E, BHAC, GO	5.000%	06/01/28	5,000	5,087,900
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(ee)	5.750%	10/01/39	5,000	5,268,800
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000%	06/01/46	1,385	1,494,235
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	600	663,534
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/43	850	970,615
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/48	725	825,898
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Rfdg., AMT	5.000%	10/01/47	1,000	1,142,520
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/44	1,000	1,121,910
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/31	2,500	2,777,525
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,030,020
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,242,490
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,104,860

				25,803,817

Florida — 9.1%
Broward Cnty. FL Arpt. Rev., AMT	5.000%	10/01/47	1,000	1,151,590
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000%	10/01/45	3,000	3,399,930
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,707,435
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,127,800
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,124,310
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	560,730
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,140,240
Florida Higher Edl. Facs. Fin. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000%	03/01/47	2,500	2,750,225
Florida St. Brd. Ed. Lottery Rev., Ser. B (Pre-refunded date 07/01/18)(ee)	5.000%	07/01/23	5,185	5,347,187
Greater Orlando Aviation Auth. Rev., Priority Sub. Ser. A, AMT	5.000%	10/01/52	1,000	1,145,230
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,641,642
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rfdg., AGM	5.000%	02/01/44	1,500	1,699,035
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,684,225
Miami Dade Cnty. Aviation Rev., Ser. B, Rfdg., AMT	5.000%	10/01/40	2,000	2,295,900
Miami Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Ser. A, Rfdg.	5.000%	08/01/42	1,955	2,219,551
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	5,768,650
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,109,800
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,651,965
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000%	10/01/44	1,000	1,118,800
Orlando Util. Comm. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(ee)	5.250%	10/01/39	5,000	5,239,550

Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	552,355
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	800,782
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,624,000
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	3,761,137
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,320,070
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000%	05/01/27	350	373,464
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000%	05/01/28	360	380,232
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000%	05/01/29	375	393,904
Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500%	05/01/23	1,245	1,332,175

				59,421,914

Georgia — 2.2%
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,661,710
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	539,540
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	752,197
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,578,015
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,294,350
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	2,120	2,298,928

				14,124,740

Hawaii — 0.9%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,075,770
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	541,130
Hawaii St. Arpts. Sys. Rev., Ser. A, AMT	5.000%	07/01/45	1,000	1,126,660
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,816,575

				5,560,135

Illinois — 13.5%
Chicago, Proj., Ser. A, Rfdg., GO	5.250%	01/01/29	500	540,960
Chicago, Proj., Ser. A, Rfdg., GO, AGM	5.000%	01/01/29	5,000	5,263,600
Chicago, Rmkt., Rfdg., GO	5.000%	01/01/19	750	770,798
Chicago, Ser. C, Rfdg., GO	5.000%	01/01/23	270	290,347
Chicago, Ser. C, Rfdg., GO	5.000%	01/01/24	340	370,012
Chicago, Ser. C, Rfdg., GO	5.000%	01/01/26	1,000	1,098,790
Chicago Board of Ed. Dedicated Rev., Unrefunded, Rfdg., GO	5.000%	12/01/18	1,000	1,018,410
Chicago Board of Ed. Rev., Dedicated Capital Impt.	5.000%	04/01/46	1,000	1,077,630
Chicago O’Hare Int’l. Arpt. Rev., Gen Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(ee)	6.500%	01/01/41	1,000	1,143,200
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,169,100
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. D	5.250%	01/01/42	2,000	2,362,120
Chicago Trans. Auth., 2nd Lien	5.000%	12/01/46	3,000	3,300,810
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,071,980
Chicago Wastewater Transmn. Rev., 2nd Lien	5.000%	01/01/39	2,000	2,151,520
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000%	01/01/39	2,000	2,161,780
Chicago Wastewater Transmn. Rev., 2nd Lien, Ser. A	5.000%	01/01/47	1,000	1,092,960
Chicago Waterworks Rev., 2nd Lien, Rfdg.	5.000%	11/01/32	1,295	1,395,181
Chicago Waterworks Rev., 2nd Lien, Rfdg.	5.000%	11/01/36	2,140	2,410,560
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000%	11/01/30	1,380	1,571,185
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(ee)	5.375%	04/01/44	940	985,299

Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(ee)	5.375%		04/01/44	1,060	1,111,081
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%		11/01/39	2,000	2,112,580
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%		11/01/39	1,500	1,611,135
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%		08/15/39	1,000	1,076,920
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(ee)	6.000%		05/01/28	1,500	1,652,670
Illinois St., GO	5.000%		05/01/39	1,000	1,033,710
Illinois St., GO	5.250%		02/01/29	2,000	2,143,060
Illinois St., GO, Rfdg., AGM	4.000%		02/01/31	500	513,895
Illinois St., GO, Rfdg., AGM	5.000%		01/01/23	3,000	3,168,180
Illinois St., Ser. A, GO	5.000%		04/01/20	265	277,172
Illinois St., Ser. A, GO	5.000%		12/01/42	2,500	2,615,825
Illinois St., Ser. B, GO, Rfdg.	5.250%		01/01/20	1,505	1,576,307
Illinois St., Ser. C, GO	5.000%		11/01/29	1,000	1,074,330
Illinois St., Ser. D, GO	5.000%		11/01/28	2,500	2,696,400
Illinois St., Ser. D, GO	5.000%		11/01/22	3,000	3,185,940
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%		06/15/20	2,000	2,140,160
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%		01/01/38	3,125	3,474,656
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%		01/01/42	2,000	2,294,780
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000%		01/01/40	5,000	5,666,300
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%		01/01/39	2,000	2,257,320
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.470	%(s)	12/15/34	10,000	4,710,100
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.670	%(s)	06/15/37	7,500	3,044,400
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	1,250	1,405,213
Regl. Trans. Auth. Rev., Ser. A	4.000%		06/01/37	3,605	3,766,071
Springfield Elec. Rev., Sr. Lien, AGM, Rfdg.	4.000%		03/01/40	1,000	1,027,830

					87,882,277

Indiana — 0.1%
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwrks. Proj., Unrefunded, Ser. A, Rfdg.	5.750%		01/01/38	795	829,575

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,082,600
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000%		09/01/45	2,170	2,475,796

					3,558,396

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A (Pre-refunded 06/01/20)(ee)	6.375%		06/01/40	3,500	3,894,800
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%		06/01/39	500	529,705
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co., Ser. B	5.625%		09/01/39	540	571,126

					4,995,631

Louisiana — 1.2%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(ee)	5.375%		04/01/31	1,000	1,049,540
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750%		07/01/39	1,000	1,079,110
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/39	2,000	2,235,060
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%		06/15/34	1,250	1,442,087
New Orleans Sewerage Serv. Rev.	5.000%		06/01/45	500	557,065
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%		12/01/40	1,500	1,600,290

					7,963,152

Maryland — 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	2,000	2,125,440
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000%	07/01/41	400	459,408
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Ser., GO	4.000%	06/01/40	2,150	2,286,891

				4,871,739

Massachusetts — 3.4%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	1,683,585
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg.	4.000%	07/15/36	5,000	5,404,550
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,413,000
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,821,070
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,096,080
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,011,250

				22,429,535

Michigan — 1.2%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	839,497
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000%	11/15/46	3,000	3,434,790
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(ee)	6.000%	08/01/39	2,000	2,142,040
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,687,695

				8,104,022

Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Ser. C	5.000%	01/01/46	1,000	1,156,980

Missouri — 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	3,860,150

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,221,340

New Jersey — 6.5%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	1,661,280
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	2,953,329
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500%	06/15/30	1,500	1,738,095
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,831,350
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000%	07/01/43	1,500	1,690,530
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%	07/01/41	1,500	1,542,585

New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000%	07/01/41	500	575,200
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Ser. A, Rfdg.	5.000%	07/01/39	1,500	1,734,525
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Oblig. Grp.	4.000%	07/01/47	750	770,422
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Oblig. Grp.	5.000%	07/01/42	1,000	1,132,430
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,147,670
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,126,040
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,121,770
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,341,490
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. B, Rfdg.	5.000%	01/01/40	1,000	1,169,920
New Jersey St. Trans. Trust Fund Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A-1	5.000%	06/15/28	1,250	1,397,012
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,437,610
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,124,560
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	1,091,210
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	2,925	2,968,729
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	4,500	4,515,570

				42,071,327

New York — 5.6%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded date 01/15/20)(ee)	6.375%	07/15/43	750	825,450
Hudson Yards Infrastructure Corp., Rev., Ser. A, Rfdg.	5.000%	02/15/42	2,000	2,319,340
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(ee)	6.000%	05/01/33	1,000	1,061,010
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC (Pre-refunded date 05/01/19)(ee)	5.500%	05/01/33	2,000	2,108,160
Metropolitan Trans. Auth. Rev., Trans., Ser. D (Pre-refunded date 11/15/20)(ee)	5.250%	11/15/40	2,000	2,208,100
Metropolitan Trans. Auth. Rev., Trans., Unrefunded, Ser. C	6.500%	11/15/28	480	503,933
New York City, Unrefunded, Sub. Ser. I-1, GO	5.250%	04/01/28	75	78,573
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,559,670
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,352,680
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d. Sub-Ser. D-1	5.000%	11/01/38	3,000	3,317,610
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750%	06/15/40	765	783,184
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	1,985,042
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,816,076
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,290,344
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,240,060
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(ee)	5.500%	10/15/23	3,750	4,450,425
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	538,420

TSASC, Inc., Rev., Ser. A, Rfdg.	5.000%		06/01/41	2,000	2,228,540
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%		12/15/41	2,585	2,957,111

					36,623,728

North Carolina — 0.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(ee)	6.000%		01/01/19	185	189,738
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(ee)	6.000%		01/01/26	650	760,142
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(ee)	6.400%		01/01/21	555	593,739

					1,543,619

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,050,680

Ohio — 4.8%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	4,940	4,623,099
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	3,324,405
Franklin Cnty. Hosp. Facs. Rev.	4.125%		05/15/45	2,000	2,075,980
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%		11/01/45	2,000	2,074,120
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp., Rfdg.	4.000%		11/01/47	2,400	2,483,400
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,178,940
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	429,776
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,377,512
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	457,932
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.830	%(s)	12/01/19	1,720	1,658,390
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	870,428
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,037,251
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	884,104
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	405	434,642
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,224,340
Ohio St. Rev., Cleveland Clinic Hlth Sys., Ser. A, Rfdg.	4.000%		01/01/36	2,500	2,653,475
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(ee)	5.000%		12/01/29	2,150	2,292,738

					31,080,532

Oklahoma — 1.1%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000%		02/15/42	1,500	1,694,460
Oklahoma Tpke. Auth. Rev., Ser. A	5.000%		01/01/42	3,000	3,432,000
Stillwater Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,144,452

					7,270,912

Oregon — 0.8%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(ee)	5.000%		11/15/33	3,500	3,673,145
Port of Portland Arpt. Rev., Ser. 24B, AMT	5.000%		07/01/42	1,500	1,706,100

					5,379,245

Pennsylvania — 4.7%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%	12/01/41	2,700	3,000,645
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	2,000	2,152,140
Geisinger Auth. Rev., Ser. A-1, Rfdg.	5.000%	02/15/45	1,000	1,141,720
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%	06/01/44	3,000	3,309,300
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Ser. A	4.000%	08/15/41	3,200	3,415,616
Pennsylvania Higher Edl. Fac. Auth. Rev., Univ. of Penn. Hlth. Sys. Ser. A	4.000%	08/15/42	2,300	2,365,021
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%	12/01/38	1,000	1,138,820
Pennsylvania Tpke. Comm. Rev., Ser. A-1	5.000%	12/01/47	1,000	1,143,690
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%	12/01/40	1,500	1,696,725
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000%	12/01/45	7,000	7,940,380
Pennsylvania Tpke. Comm. Rev., Sub. Ser. B-1	5.250%	06/01/47	2,000	2,296,260
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000%	07/01/37	1,000	1,059,580

				30,659,897

Puerto Rico — 0.5%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%	07/01/37	1,260	768,600
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%	07/01/47	1,050	645,750
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC(d)	1.595%	07/01/31	5,000	1,575,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C(d)	5.250%	08/01/40	750	297,375

				3,286,725

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(ee)	7.000%	05/15/39	2,000	2,155,980
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%	06/01/40	400	427,540

				2,583,520

South Carolina — 1.0%
South Carolina Prt. Auth. Rev, AMT	4.000%	07/01/45	1,000	1,026,960
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%	12/01/43	2,000	2,209,540
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%	12/01/43	3,000	3,436,950

				6,673,450

South Dakota — 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%	06/01/27	1,000	1,094,740
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,600	1,721,056

				2,815,796

Tennessee — 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%	01/01/45	1,500	1,618,155
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%	07/01/25	1,000	1,091,530
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,117,830

				3,827,515

Texas — 7.7%
Austin Conv. Enterprises, Inc., Rev., Ser. A, Rfdg.	5.000%		01/01/34	1,100	1,250,216
Austin Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A (Pre-refunded date 11/15/19)(ee)	5.125%		11/15/29	2,000	2,134,620
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)^(d)	5.400%		10/01/29	1,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Rmkt., Rfdg., AMT (Escrow Bond)^(d)	5.400%		05/01/29	1,500	—
Central TX Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(ee)	6.000%		01/01/41	1,000	1,129,890
Central TX Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%		01/01/45	1,000	1,114,510
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,159,110
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	1,128,250
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%		11/01/35	5,000	5,371,750
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,222,120
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,605,450
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,541,130
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,308,130
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,024,560
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/25	575	627,980
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/32	1,000	1,101,060
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%		07/01/32	2,000	2,249,860
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250%		11/15/33	1,430	1,503,731
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250%		11/15/33	80	84,053
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,036,360
Lower Neches Vly. Auth. Indl. Dev. Corp. Rev., ExxonMobil Proj., FRDD	0.950	%(cc)	11/01/38	1,900	1,900,000
North TX Twy. Auth. Rev., First Tier, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000%		01/01/38	1,000	1,129,890
North TX Twy. Auth. Rev., Ser. B, Rfdg.	5.000%		01/01/45	2,000	2,254,600
North TX Twy. Auth. Rev., Spl. Projs., Ser. A (Pre-refunded date 09/01/21)(ee)	5.500%		09/01/41	1,000	1,134,440
North TX Twy. Auth. Rev., Unrefunded Sys., First Tier, Rfdg.	5.750%		01/01/40	165	165,553
North TX Twy. Auth. Rev., Unrefunded, First Tier, Ser. A, Rfdg.	6.250%		01/01/39	370	386,876
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg. (Escrow Bond)^(d)	6.150%		08/01/22	1,000	—
San Antonio Wtr. Sys. Rev., Jr. Lien, Ser. C, Rfdg.	5.000%		05/15/41	1,000	1,166,150
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/36	1,500	1,565,670
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	400	400,528
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.584	%(cc)	12/15/26	1,500	1,458,390
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	2,811,150
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	588,380
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,790,625
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,637,025

					49,982,057

Virginia — 0.3%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	2,215,140

Washington — 3.2%
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%	09/01/26	1,115	1,227,359
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%	02/01/24	2,500	2,725,975
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.	5.750%	12/01/35	625	668,831
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%	12/01/37	1,000	1,051,180
Washington St. Healthcare Facs. Auth. Rev., Multicare Hlth. Sys., Ser. B, Rfdg.	4.000%	08/15/41	2,000	2,055,640
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	2,690	2,978,879
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%	07/01/30	1,115	1,207,534
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	3,698,275
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/42	2,000	2,207,280
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/47	1,000	1,150,670
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(ee)	6.250%	11/15/41	1,500	1,731,375

				20,702,998

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., Rfdg., AMT	2.875%	12/15/26	485	474,466

Wisconsin — 1.0%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%	11/15/46	2,500	2,572,250
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Children’s Hosp. of Wisconsin, Rfdg.	4.000%	08/15/47	2,000	2,028,780
Wisconsin St. Rev., St. Approp., Ser. A, Rfdg. (Pre-refunded date 05/01/19)(ee)	5.750%	05/01/33	190	200,853
Wisconsin St. Rev., Unrefunded, St. Approp., Ser A, Rfdg. (Pre-refunded date 05/01/19)(ee)	5.750%	05/01/33	1,810	1,913,387

				6,715,270

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	528,470

TOTAL INVESTMENTS — 100.4% (cost $619,640,385)				654,763,914
Liabilities in excess of other assets — (0.4)%				(2,537,920)

NET ASSETS — 100.0%				$652,225,994

The following abbreviations are used in the quarterly schedule of portfolio holdings.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PSFG	Permanent School Fund Guarantee

# Principal amount shown in U.S. dollars unless otherwise stated.
^ Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(c) Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.

(cc)  Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d) Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee) All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(s) Represents zero coupon. Rate quoted represents effective yield at November 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,343,255	$—
Alaska	—	900,000	—
Arizona	—	30,326,273	—
California	—	101,936,626	—
Colorado	—	7,566,225	—
Connecticut	—	2,422,785	—
District of Columbia	—	25,803,817	—
Florida	—	59,421,914	—
Georgia	—	14,124,740	—
Hawaii	—	5,560,135	—
Illinois	—	87,882,277	—
Indiana	—	829,575	—
Kansas	—	3,558,396	—
Kentucky	—	4,995,631	—
Louisiana	—	7,963,152	—
Maryland	—	4,871,739	—
Massachusetts	—	22,429,535	—
Michigan	—	8,104,022	—

	Level 1	Level 2	Level 3
Minnesota	$—	$1,156,980	$—
Missouri	—	3,860,150	—
Nevada	—	3,221,340	—
New Jersey	—	42,071,327	—
New York	—	36,623,728	—
North Carolina	—	1,543,619	—
North Dakota	—	1,050,680	—
Ohio	—	31,080,532	—
Oklahoma	—	7,270,912	—
Oregon	—	5,379,245	—
Pennsylvania	—	30,659,897	—
Puerto Rico	—	3,286,725	—
Rhode Island	—	2,583,520	—
South Carolina	—	6,673,450	—
South Dakota	—	2,815,796	—
Tennessee	—	3,827,515	—
Texas	—	49,982,057	—
Virginia	—	2,215,140	—
Washington	—	20,702,998	—
West Virginia	—	474,466	—
Wisconsin	—	6,715,270	—
Wyoming	—	528,470	—

Total	$—	$654,763,914	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.